Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Operations and Comprehensive Loss
Unrealized gains/(losses), tax	¥ 0	¥ 0	¥ 0
Reclassification adjustment for (gains)/losses recorded in net income, tax	¥ 0	¥ 0	¥ 0